Share-Based Compensation - Summary of Share Options Activity under 2006 Share Incentive Plan (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted number of options, Granted	0	0	0
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted number of options outstanding, Beginning balance	78,337
Weighted number of options, Granted	0
Weighted number of options, Exercised	48,047
Weighted number of options, Forfeited	23,938
Weighted number of options outstanding, Ending balance	6,352	78,337
Weighted number of options vested and expect to vest at May 31, 2017	6,352
Weighted number of options exercisable at May 31, 2017	6,352
Weighted average exercise prices, Options outstanding, Beginning balance	$ 6.13
Weighted average exercise prices, Granted	0
Weighted average exercise prices, Exercised	5.37
Weighted average exercise prices, Forfeited	8.75
Weighted average exercise prices, Options outstanding, Ending balance	2.02	$ 6.13
Weighted average exercise prices, Options vested and expect to vest at May 31, 2017	2.02
Weighted average exercise prices, Options exercisable at May 31, 2017	$ 2.02
Remaining contractual life, Options outstanding	1 year 6 months 29 days	6 months 29 days
Remaining contractual life, Options vested and expect to vest	1 year 6 months 29 days
Remaining contractual life, Options exercisable	1 year 6 months 29 days
Aggregate intrinsic value, Options outstanding	$ 442	$ 2,829
Aggregate intrinsic value, Options vested and expect to vest at May 31, 2017	442
Aggregate intrinsic value, Options exercisable at May 31, 2017	$ 442